Exhibit 99.1

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-30-17	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		7/18/2017
2	Payment Date		7/20/2017
3	Collection Period	6/1/2017	6/30/2017	30
4	Monthly Interest Period- Actual	6/20/2017	7/19/2017	30
5	Monthly Interest- Scheduled			30

B.	SUMMARY
		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	241,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	—	—	—	—	—
8	Class A-2-B Notes	447,000,000.00	—	—	—	—	—
9	Class A-3 Notes	428,000,000.00	46,764,255.57	—	46,764,255.57	—	—
10	Class A-4 Notes	109,000,000.00	109,000,000.00	—	14,268,383.01	94,731,616.99	0.8690974

11	Equals: Total Securities	$1,450,000,000.00	$155,764,255.57	$—	$61,032,638.58	$94,731,616.99

12	Overcollateralization	260,919,447.67	269,469,813.01			269,469,813.01

13	Total Securitization Value	$1,710,919,447.67	$425,234,068.58			$364,201,430.00

14	NPV Lease Payments Receivable	738,790,911.57	41,962,001.79			33,146,626.61
15	NPV Base Residual	972,128,536.10	383,272,066.79			331,054,803.40

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.25000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.87000%	N/A	—	—	—	—
18	Class A-2-B Notes	1.53222%	1.21222%	—	—	—	—
19	Class A-3 Notes	1.25000%	N/A	48,712.77	0.1138149	46,812,968.34	109.3760943
20	Class A-4 Notes	1.42000%	N/A	128,983.33	1.1833333	14,397,366.34	132.0859297

	Equals: Total Securities			177,696.10		61,210,334.68

C.	COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received		8,495,551.03
22	Pull Ahead Waived Payments		20,844.22
23	Sales Proceeds - Early Terminations (1)		17,754,693.22
24	Sales Proceeds via Customer - Scheduled Terminations		30,743,330.62
25	Security Deposits for Terminated Accounts		8,925.00
26	Excess Wear and Tear Received		282,797.31
27	Excess Mileage Charges Received		295,114.86
28	Other Recoveries Received		538,732.10

29	Subtotal: Total Collections		58,139,988.36

30	Repurchase Payments		—
31	Postmaturity Term Extension		—
32	Investment Earnings on Collection Account		45,553.49

33	Total Available Funds, prior to Servicer Advances		58,185,541.85

34	Total Available Funds		58,185,541.85

35	Reserve Account Draw		3,384,154.55

36	Available for Distribution		61,569,696.40

D.	DISTRIBUTIONS
37	Payment Date Advance Reimbursement (Item 82)		—
38	Servicing Fee (Servicing and Administrative Fees paid pro rata):
39	Servicing Fee Shortfall from Prior Periods		—
40	Servicing Fee Due in Current Period		354,361.72
41	Servicing Fee Shortfall		—
42	Administration Fee (Servicing and Administrative Fees paid pro rata):
43	Administration Fee Shortfall from Prior Periods		—
44	Administration Fee Due in Current Period		5,000.00
45	Administration Fee Shortfall		—
46	Interest Paid to Noteholders		177,696.10
47	First Priority Principal Distribution Amount		—
48	Amount Paid to Reserve Account to Reach Specified Balance		—
49	Subtotal: Remaining Available Funds	61,032,638.58
50	Regular Principal Distribution Amount	61,032,638.58
51	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)		61,032,638.58
52	Other Amounts paid to Trustees		—

53	Remaining Available Funds		0.00

Volkswagen Auto Lease/Loan Underwritten Funding, LLC, as Transferor, has elected to exercise its option under Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture to purchase the Trust SUBI Certificate immediately after the monthly payment of principal and interest on July 20, 2017 (the Redemption Date) and will ensure a balance of $ 94,731,616.99 in the collection account to redeem the balance of Class A-4 Notes.

Therefore, pursuant to Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-30-17	PAGE 2

E.	CALCULATIONS
54	Calculation of First Priority Principal Distribution Amount:
55	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	155,764,255.57
56	Less: Aggregate Securitization Value (End of Collection Period)	(364,201,430.00)

57	First Priority Principal Distribution Amount (not less than zero)	—

58	Calculation of Regular Principal Distribution Amount:
59	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	155,764,255.57
60	Less: First Priority Principal Distribution Amount	—
61	Less: Targeted Note Balance	(94,731,616.99)

62	Regular Principal Distribution Amount	61,032,638.58

63	Calculation of Targeted Note Balance:
64	Aggregate Securitization Value (End of Collection Period)	364,201,430.00
65	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)	(269,469,813.01)

66	Targeted Note Balance	94,731,616.99

67	Calculation of Servicer Advance:
68	Available Funds, prior to Servicer Advances (Item 33)	58,185,541.85
69	Less: Payment Date Advance Reimbursement (Item 82)	—
70	Less: Servicing Fees Paid (Items 39, 40 and 41)	354,361.72
71	Less: Administration Fees Paid (Items 44, 45 and 46)	5,000.00
72	Less: Interest Paid to Noteholders (Item 47)	177,696.10
73	Less: 1st Priority Principal Distribution (Item 58)	—

74	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	57,648,484.03
75	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

76	Servicer Advance (If Item 75 < 0, lesser of Item 76 and absolute value of Item 75, else 0)	—

		—

77	Total Available Funds after Servicer Advance (Item 75 plus Servicer Advance)	57,648,484.03

78	Reserve Account Draw Amount (If Item 78 is < 0, Lesser of the Reserve Account Balance and Item 78)	3,384,154.55

79	Reconciliation of Servicer Advance:
80	Beginning Balance of Servicer Advance		—
81	Payment Date Advance Reimbursement		—
82	Additional Payment Advances for current period		—
83	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
84	Reserve Account Balances:
85	Targeted Reserve Account Balance		80,554,597.24
86	Initial Reserve Account Balance		8,554,597.24
87	Beginning Reserve Account Balance		8,554,597.24
88	Plus: Net Investment Income for the Collection Period		41,634.27

89	Subtotal: Reserve Fund Available for Distribution		8,596,231.51
90	Plus: Remaining Excess Available Reserve Funds to reach Specified Balance (1)		52,169,983.34
91	Less: Reserve Account Draw Amount (Item 35)		3,384,154.55

92	Subtotal Reserve Account Balance		57,382,060.30
93	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		—

94	Equals: Ending Reserve Account Balance		57,382,060.30

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	2,230	38,279,879.63
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(30,909,562.14)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(1,920,740.63)
99	Less: Excess Wear and Tear Received		(282,797.31)
100	Less: Excess Mileage Received		(295,114.86)

101	Current Period Net Residual Losses/(Gains)	2,230	4,871,664.69

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	20,001	52,795,209.58
104	Current Period Net Residual Losses (Item 101)	2,230	4,871,664.69

105	Ending Cumulative Net Residual Losses	22,231	57,666,874.27

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		3.37%

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-30-17	PAGE 3

G.	POOL STATISTICS
107	Collateral Pool Balance Data			Initial	Current
108	Aggregate Securitization Value			1,710,919,448	364,201,430
109	Aggregate Base Residual Value			1,148,071,534	339,571,363
110	Number of Current Contracts			69,355	20,202
111	Weighted Average Lease Rate			2.64%	2.73%
112	Average Remaining Term			28.6	3.8
113	Average Original Term			39.2	40.0
114	Proportion of Base Prepayment Assumption Realized				158.27%
115	Actual Monthly Prepayment Speed				1.66%
116	Turn-in Ratio on Scheduled Terminations				91.52%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		23,370	482,705,693	425,234,068.58
118	Depreciation/Payments			(6,598,153)	(5,294,925)
119	Gross Credit Losses		(12)	(227,504)	(215,254)
120	Early Terminations - Regular		(857)	(18,229,717)	(15,812,302)
121	Early Terminations - Lease Pull Aheads		(69)	(1,602,944)	(1,430,278)
122	Scheduled Terminations - Purchased by Customer	3,239,331	(189)	(3,258,934)	(2,936,802)
123	Scheduled Terminations - Sold at Auction	4,263,327	(777)	(13,939,189)	(12,877,257)
124	Scheduled Terminations - Purchased by Dealer	23,246,873	(1,264)	(25,042,274)	(22,465,820)

125	Pool Balance - End of Period		20,202	413,806,978	364,201,430.00

			Units	Securitization Value	Percentage
126	Delinquencies Aging Profile - End of Period
127	Current		19,771	357,344,226	98.12%
128	31 - 90 Days Delinquent		374	6,013,999	1.65%
129	91+ Days Delinquent		57	843,206	0.23%

130	Total		20,202	364,201,430	100.00%

				Units	Amounts
131	Credit Losses:
132	Aggregate Securitization Value on charged-off units			12	215,254
133	Aggregate Liquidation Proceeds on charged-off units				(47,052)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—

136	Recoveries on charged-off units		(538,732)

137	Current Period Aggregate Net Credit Losses/(Gains)	12	(370,530)

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses	865	6,241,993
140	Current Period Net Credit Losses (Item 136)	12	(370,530)

141	Ending Cumulative Net Credit Losses	877	5,871,463

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.34%

			Units
143	Aging of Scheduled Maturies Not Sold
144	0 - 60 Days since Contract Maturity		2,934
145	61 - 120 Days since Contract Maturity		1,182
146	121+ Days since Contract Maturity		4,377

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-30-17	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction(1)
8/20/2017	94,921,700
9/20/2017	43,623,670
10/20/2017	43,730,519
11/20/2017	44,010,426
12/20/2017	39,344,559
1/20/2018	20,076,723
2/20/2018	15,342,922
3/20/2018	14,338,825
4/20/2018	12,120,328
5/20/2018	10,049,320
6/20/2018	8,066,327
7/20/2018	4,051,468
8/20/2018	2,873,617
9/20/2018	2,343,580
10/20/2018	3,520,741
11/20/2018	3,733,994
12/20/2018	2,013,704
1/20/2019	39,007
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—

3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—
8/20/2020	—
9/20/2020	—
10/20/2020	—
11/20/2020	—
12/20/2020	—
1/20/2021	—
2/20/2021	—
3/20/2021	—
4/20/2021	—
5/20/2021	—
6/20/2021	—
7/20/2021	—
8/20/2021	—
9/20/2021	—
10/20/2021	—
11/20/2021	—
12/20/2021	—
1/20/2022	—
2/20/2022	—
3/20/2022	—
4/20/2022	—
5/20/2022	—

Total:	364,201,430.00

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month

(1)	On February 15, 2017, the transaction documents were amended to allow funds in the reserve account to be used for shortfalls in the Regular Principal Distribution Amount. For more information, see the Form 8-K filed by the Issuer on February 16, 2017.